Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Mar. 31, 2022
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,796,066	¥ 4,744,682
Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	75,873	89,663
30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	23,531	34,345
90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	52,342	55,318
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,356,501	2,343,030
Consumer borrowers | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,474	9,820
Consumer borrowers | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,704	4,183
Consumer borrowers | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,770	5,637
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,120,065	2,113,430
Consumer borrowers | Consumer - Real Estate Loans | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,364	3,735
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,135	1,473
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,229	2,262
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	170,465	173,687
Consumer borrowers | Consumer-Card loans | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,648	874
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	490	371
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,158	503
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	65,971	55,913
Consumer borrowers | Consumer - Other | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,462	5,211
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,079	2,339
Consumer borrowers | Consumer - Other | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,383	2,872
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,357,754	1,343,679
Corporate borrowers | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	34,747	52,775
Corporate borrowers | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,193	20,840
Corporate borrowers | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	27,554	31,935
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	110,453	74,085
Corporate borrowers | Non-recourse Loans | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	39,478	80,918
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,484	3,556
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	514
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,484	3,042
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	282,735	278,607
Corporate borrowers | Real estate companies in Japan | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	464	928
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	181	578
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	283	350
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	89,588	121,851
Corporate borrowers | Real estate companies in overseas | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	19,625	36,992
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	16,113
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	19,625	20,879
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	160,979	164,132
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,776	2,511
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,428	1,243
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,348	1,268
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	674,521	624,086
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,398	8,788
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,584	2,392
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,814	6,396
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,081,811	1,057,973
Net investment in leases | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	28,652	27,068
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	639,117	652,455
Net investment in leases | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,729	8,034
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	442,694	405,518
Net investment in leases | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	21,923	19,034
Net investment in leases | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,634	9,322
Net investment in leases | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,182	2,252
Net investment in leases | 30 To 89 Days Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,452	7,070
Net investment in leases | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	16,018	17,746
Net investment in leases | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,547	5,782
Net investment in leases | 90 Days or More Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 11,471	¥ 11,964